SCHEDULE OF DEPRECIATION EXPENSES ON PROPERTY AND EQUIPMENT (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total depreciation expenses	¥ 2,688	¥ 4,992	¥ 5,383
Cost Of Revenues [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expenses	77	106	279
Research and Development Expenses [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expenses	759	1,787	2,019
Selling and Marketing Expenses [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expenses	912	1,712	1,299
General and Administrative Expenses [Member]
Property, Plant and Equipment [Line Items]
Total depreciation expenses	¥ 940	¥ 1,387	¥ 1,786